Equity (Details) - USD ($)				1 Months Ended								12 Months Ended
	May 03, 2019	Apr. 06, 2018	Apr. 03, 2018	May 17, 2021	May 17, 2020	Oct. 23, 2019	May 31, 2019	Jun. 29, 2018	May 18, 2018	Sep. 30, 2017	Sep. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Oct. 28, 2019	Apr. 12, 2019
Equity (Textual)
Preferred stock, shares authorized												10,000,000	10,000,000
Stock issued shares value	$ 100,000											$ 2,410,000
Stock issued of new shares	20,000						750,000					482,000
Purchase price, per share	$ 5.00											$ 5.00
Fair market value	$ 2,500
Additional paid in capital							$ 2,162,408					$ 39,276,760	$ 33,798,526
Purchase agreement, description	The agreement had an initial term of six months, and renewed automatically for one additional six month term. In August 2019 the agreement was amended such that no additional compensation will be owed for the renewal term.
Employment agreement, description													The Company entered into subscription agreements with investors pursuant to which the Company sold an aggregate of 3,896,969 shares of the Company’s common stock, for an aggregate purchase price equal to $1,866,667. The closing of these subscription agreements has occurred. Of the 3,896,969 common share issued, JMG Horseshoe, LLC, purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company’s chief executive officer
Convertible promissory note principal amount		$ 243,000
Aggregate of common stock		9,000,000
Capital contribution								$ 19,999					$ 35,294
Accrued compensation capital contribution								$ 239,000
Mr. Goode [Member]
Equity (Textual)
Stock issued of new shares							750,000
Newly Issued [Member]
Equity (Textual)
Outstanding promissory note															$ 10,000
Convertible Debt Securities [Member]
Equity (Textual)
Outstanding promissory note															$ 50,000
Preferred Series C
Equity (Textual)
Preferred stock, shares authorized											7,000
Stock issued shares value										$ 820,451	$ 820,451
Stock issued of new shares											7,000
Officer [Member]
Equity (Textual)
Stock issued of new shares				250,000	500,000
Unvested [Member]
Equity (Textual)
Additional paid in capital												900,598
Vesting [Member]
Equity (Textual)
Fair market value						$ 68,875
Common stock for vesting award value												$ 687,003
Convertible price														$ 5.51
Aggregate of common stock						12,500
Chief Executive Officer [Member]
Equity (Textual)
Employment agreement, description									The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company's performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode was issued 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).
Vantage [Member]
Equity (Textual)
Employment agreement, description			The Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.
Debt discount			$ 518,225
Percentage of interest rate			7.00%
Convertible promissory note principal amount			$ 518,225
Aggregate principal amount			$ 518,225
Convertible price			$ 0.027
Lyle Hauser [Member]r]
Equity (Textual)
Debt discount			$ 68,969
Percentage of interest rate			7.00%
Convertible promissory note principal amount			$ 68,969
Aggregate principal amount			$ 68,969
Convertible price			$ 0.0005